Pioneer Core
Equity Fund

Schedule of Investments | March 31, 2020

Ticker Symbols: Class A PIOTX Class C PCOTX Class K PCEKX Class R CERPX Class Y PVFYX

Schedule of Investments | 3/31/20 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 98.4%
	COMMON STOCKS - 97.8% of Net Assets
	Aerospace & Defense - 0.5%
53,730	Raytheon Co.	$7,046,689
	Total Aerospace & Defense	$7,046,689
	Auto Components - 0.9%
63,122	Aptiv Plc	$3,108,127
387,712	BorgWarner, Inc.	9,448,541
	Total Auto Components	$12,556,668
	Banks - 4.4%
2,788,970	Bank of America Corp.	$59,209,833
	Total Banks	$59,209,833
	Beverages - 1.3%
151,846	PepsiCo., Inc.	$18,236,705
	Total Beverages	$18,236,705
	Biotechnology - 2.1%
281,839	AbbVie, Inc.	$21,473,313
23,318(a)	Biogen, Inc.	7,377,349
	Total Biotechnology	$28,850,662
	Capital Markets - 2.4%
645,394	Charles Schwab Corp.	$21,698,146
43,499	S&P Global, Inc.	10,659,430
	Total Capital Markets	$32,357,576
	Communications Equipment - 3.5%
89,890(a)	Arista Networks, Inc.	$18,207,219
218,844	Motorola Solutions, Inc.	29,088,744
	Total Communications Equipment	$47,295,963
	Consumer Finance - 1.2%
189,150	American Express Co.	$16,193,132
	Total Consumer Finance	$16,193,132
	Diversified Financial Services - 4.9%
362,537(a)	Berkshire Hathaway, Inc., Class B	$66,282,640
	Total Diversified Financial Services	$66,282,640
	Diversified Telecommunication Services - 4.6%
638,171	CenturyLink, Inc.	$6,037,098
1,054,250	Verizon Communications, Inc.	56,644,852
	Total Diversified Telecommunication Services	$62,681,950
	Electric Utilities - 1.7%
95,835	NextEra Energy, Inc.	$23,059,818
	Total Electric Utilities	$23,059,818
	Electrical Equipment - 1.1%
97,813	Rockwell Automation, Inc.	$14,760,960
	Total Electrical Equipment	$14,760,960
	Electronic Equipment, Instruments & Components - 2.1%
186,409	Amphenol Corp.	$13,585,488
164,239	CDW Corp.	15,318,572
	Total Electronic Equipment, Instruments & Components	$28,904,060
	Equity Real Estate Investment Trusts (REITs) - 2.0%
121,030	Essex Property Trust, Inc.	$26,655,647
	Total Equity Real Estate Investment Trusts (REITs)	$26,655,647
	Health Care Equipment & Supplies - 7.7%
43,621(a)	ABIOMED, Inc.	$6,332,024
87,209(a)	Align Technology, Inc.	15,170,006
9,077	Cooper Cos., Inc.	2,502,257
215,840(a)	Hologic, Inc.	7,575,984
623,194	Medtronic Plc	56,199,635
174,230	Zimmer Biomet Holdings, Inc.	17,611,168
	Total Health Care Equipment & Supplies	$105,391,074
	Health Care Providers & Services - 1.3%
77,516	Anthem, Inc.	$17,599,233
	Total Health Care Providers & Services	$17,599,233
	Insurance - 4.1%
750,838	Progressive Corp.	$55,441,878
	Total Insurance	$55,441,878
	Interactive Media & Services - 8.7%
67,897(a)	Alphabet, Inc.	$78,892,919
235,333(a)	Facebook, Inc.	39,253,544
	Total Interactive Media & Services	$118,146,463
	Internet & Direct Marketing Retail - 6.3%
37,614(a)	Amazon.com, Inc.	$73,336,768
9,478(a)	Booking Holdings, Inc.	12,750,943
	Total Internet & Direct Marketing Retail	$86,087,711
	IT Services - 5.2%
120,791	Accenture Plc	$19,720,339
392,348	Cognizant Technology Solutions Corp.	18,232,412
201,052	Visa, Inc.	32,393,498
	Total IT Services	$70,346,249

Shares		Value
	Machinery - 4.4%
226,515	Caterpillar, Inc.	$26,284,801
111,035	Illinois Tool Works, Inc.	15,780,294
177,098	Stanley Black & Decker, Inc.	17,709,800
	Total Machinery	$59,774,895
	Media - 2.1%
842,406	Comcast Corp.	$28,961,918
	Total Media	$28,961,918
	Oil, Gas & Consumable Fuels - 1.6%
371,760	EOG Resources, Inc.	$13,353,619
232,969	Hess Corp.	7,757,868
	Total Oil, Gas & Consumable Fuels	$21,111,487
	Pharmaceuticals - 4.3%
284,492(a)	Elanco Animal Health, Inc.	$6,369,776
128,673	Eli Lilly & Co.	17,849,518
442,234	Merck & Co., Inc.	34,025,484
	Total Pharmaceuticals	$58,244,778
	Road & Rail - 1.8%
74,112	Kansas City Southern	$9,425,564
105,528	Norfolk Southern Corp.	15,407,088
	Total Road & Rail	$24,832,652
	Semiconductors & Semiconductor Equipment - 1.0%
319,895(a)	Micron Technology, Inc.	$13,454,784
	Total Semiconductors & Semiconductor Equipment	$13,454,784
	Software - 9.3%
103,350(a)	Adobe, Inc.	$32,890,104
82,752(a)	Guidewire Software, Inc.	6,563,061
356,515	Microsoft Corp.	56,225,981
167,724(a)	salesforce.com, Inc.	24,148,901
104,365(a)	Zendesk, Inc.	6,680,404
	Total Software	$126,508,451
	Specialty Retail - 3.1%
142,609	Home Depot, Inc.	$26,626,526
92,414	Tractor Supply Co.	7,813,604
38,463(a)	Ulta Beauty, Inc.	6,757,949
	Total Specialty Retail	$41,198,079
	Technology Hardware, Storage & Peripherals - 2.2%
70,355	Apple, Inc.	$17,890,573
288,181	NetApp, Inc.	12,014,266
	Total Technology Hardware, Storage & Peripherals	$29,904,839
	Textiles, Apparel & Luxury Goods - 1.0%
254,727	VF Corp.	$13,775,636
	Total Textiles, Apparel & Luxury Goods	$13,775,636
	Trading Companies & Distributors - 1.0%
124,613(a)	United Rentals, Inc.	$12,822,678
	Total Trading Companies & Distributors	$12,822,678
	TOTAL COMMON STOCKS
	(Cost $1,379,927,521)	$1,327,695,108

Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.6% of Net Assets
4,000,000(b)	U.S. Treasury Floating Rate Note, 0.118% (3 Month U.S. Treasury Bill Money Market Yield + 3 bps), 4/30/20	$3,999,977
5,000,000(b)	U.S. Treasury Floating Rate Note, 0.239% (3 Month U.S. Treasury Bill Money Market Yield + 15 bps), 1/31/22	4,999,443
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $9,004,921)	$8,999,420
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.4%
	(Cost $1,388,932,442)	$1,336,694,528
	OTHER ASSETS AND LIABILITIES - 1.6%	$21,205,510
	NET ASSETS - 100.0%	$1,357,900,038

bps	Basis Points.
REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Floating rate note. Coupon rate, reference index and spread shown at March 31, 2020.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2020, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,327,695,108	$–	$–	$1,327,695,108
U.S. Government and Agency Obligations	–	8,999,420	–	8,999,420
Total Investments in Securities	$1,327,695,108	$8,999,420	$–	$1,336,694,528

For the three months ended March 31, 2020, there were no transfers between Levels 1, 2 and 3.